Summary of Significant Accounting Policies - Net Loss Per Share Attributable to Ordinary Stockholders (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			24,666,667
Archer Aviation Inc
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	87,592,400	23,041,720	87,592,400	23,041,720	79,242,914	18,193,515
Archer Aviation Inc | Stock-based compensation awards - employees
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,690,674	3,714,205	11,690,674	3,714,205	11,167,089
Archer Aviation Inc | Stock-based compensation awards - non-employees
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,440,789	1,134,000	11,440,789	1,134,000	3,614,888
Archer Aviation Inc | Series Seed redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	18,193,515	18,193,515	18,193,515	18,193,515	18,193,515	18,193,515
Archer Aviation Inc | Series A redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	46,267,422		46,267,422		46,267,422